CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 13, 2019	Feb. 14, 2020	Jun. 30, 2020	Dec. 31, 2019
Convertible notes aggregate amount			$ 5,563,538	$ 428,000
Interest rate		15.00%
Convertible note description			If the Company prepays all or a portion of the 2020 Note prior to the one-year anniversary of the 2020 Note issuance date (the ("2020 Note Anniversary"), then the Company will be required to pay interest on the principal prepaid or paid at maturity through the 2020 Note Anniversary. Further, upon maturity or in the event of default and/or bankruptcy of the 2020 Notes, the Company will be required to pay 150% of the principal due under the 2020 Notes.	The 8% Notes were amended in February 2020 became a secured obligation of the Company and now mature in 2022. See Note 16 “Subsequent Events”
Aggregate amount		$ 1,510,000
Principal amount			$ 50,000
Principal prepaid amount			150.00%
Required to pay			150.00%
Conversion price per share			$ 0.20
Weighted average price, description			If the Company's volume weighted average price for any preceding 20-day period is equal to or greater than $0.30.
Amendment agreement, description			The Company's subsidiaries, entered into a security agreement with the 2020 Note Investors ("Security Agreement"), the holders of the 8% Notes and the Stern Trust, which is the holder of the Promissory Note in the principal amount of $2,000,000 (the "Stern Note"). The Security Agreement provides that until the principal and accrued but unpaid interest under the 2020 Notes, 8% Notes and Stern Note is paid in full or converted pursuant to their terms, the Company's obligations under the 2020 Notes, 8% Notes and Stern Note will be secured by a lien on all assets of the Company. The security interest granted to the holders of the 2020 Notes, 8% Notes and Stern Note ranks pari passu. The Security Agreement permits sales of assets up to a value of $1,000,000 which proceeds may be used for working capital purposes and the secured parties will take such steps as may be reasonably necessary to release its security interest and enable such sales in such circumstances. Each of the secured parties appointed Mr. Stern and a third-party investor as joint collateral agents. Mr. Stern, a director of the Company, is the trustee of the Stern Trust Further, the Company and the Stern Trust entered an Amended and Restated Promissory Note (the "Restated Stern Note") providing that the $2,000,000 principal of the Stern Note will be due and payable on the same terms (bearing interest at 15% per annum) and on the same maturity date as the 2020 Notes and that the interest due under the Stern Note as of January 31, 2020 in the amount of $662,000 will remain due and payable on the same terms as exist in the Stern Note prior to modification provided that the maturity of such interest shall be extended to the same maturity date as the 2020 Notes.
Cash fee of approximately			$ 104,800
Warrant holders participated, description			The Exercise Price (as defined therein) to $0.06 per share, providing that such warrant holders invested a minimum $100,000 in the 2020 Note private offering. As a result, a portion of the 2015 Warrant holders participated in the 2020 Note offering and the Company extended the exercise period two years for the 2015 Warrants representing the right to acquire 6,380,000 shares of common stock. The fair market value of the modification of warrants extended was approximately $95,000. Vista Associates, L.P. ("Vista") of which, Mr. Selzer, a director of the Company is the General Partner, held Mr. Selzer 2015 Warrants to acquire 880,000 shares of common stock, which were also extended as a result of his investment in June 2020, exercised his 2015 Warrants and converted into 880,000 shares of common stock.
Investor [Member]
Convertible notes aggregate amount	$ 428,000
Interest rate	8.00%
Notes maturity date	Nov. 30, 2021
Convertible note description	The Company can prepay all or a portion of the 8% Notes at any time. The Company shall pay any interest on the 8% Notes at the rate of 8.0% per annum payable at the earlier of the maturity date or conversion date, in cash or, at the holder’s option, shares of common stock of the Company. At the option of the 8% Note investors, all or a portion of the 8% Notes may be converted into shares of common stock of the Company at a conversion price of $0.08 per share. If the holders of the 8% Notes owning outstanding 8.0% Notes representing in excess of half of the aggregate outstanding principal amount of all 8% Notes provide notice to the Company of their intent to convert their 8% Notes, then all 8% Notes plus unpaid interest and other amounts owing to each of the holders shall be automatically converted.
Philip D. Beck [Member]
Principal amount			$ 50,000
Theodore Stern [Member]
Principal amount			50,000
Herbert Selzer [Member]
Principal amount			100,000
Mr. Selzer [Member]
Principal amount			$ 50,000